Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	18.13%
Annual Return 2014	5.67%
Annual Return 2015	(0.16%)
Annual Return 2016	8.13%
Annual Return 2017	19.82%
Annual Return 2018	(7.03%)
Annual Return 2019	21.82%
Annual Return 2020	15.59%
Annual Return 2021	11.46%
Annual Return 2022	(16.95%)